Subsequent Events [Text Block]	12 Months Ended
Mar. 31, 2013
Subsequent Events [Text Block]
33.	SUBSEQUENT EVENTS

Approval of Dividends

On June 27, 2013, the shareholders approved the payment of cash dividends to the shareholders of record on March 31, 2013, of ¥57.50 per share of Class 5 Preferred Stock, ¥2.65 per share of Class 11 Preferred Stock, totaling ¥8,970 million, and ¥7.00 per share of Common stock, totaling ¥99,109 million.

Stock Acquisition Rights

On July 17, 2013, MUFG allotted the directors (excluding outside directors), executive officers and senior fellows of MUFG, BTMU, MUTB, MUSHD and MUMSS stock acquisition rights to acquire an aggregate amount of 2,951,500 shares of MUFG’s common stock. The stock acquisition rights have an exercise price of ¥1 per common share, and are exercisable until July 16, 2043.

Partial Amendment to the Articles of Incorporation

On June 27, 2013, amendments to the Articles of Incorporation were made with respect to Class 3 Preferred Stock. As a result, the aggregate number of shares authorized to be issued by MUFG was decreased by 120,000,000 shares, and the aggregated number of Class 3 Preferred Shares authorized to be issued was deleted.

Acquisition of Krungsri

On July 2, 2013, BTMU entered into a share tender agreement with GE Capital International Holdings Corporation, (“GE Capital”), regarding GE Capital’s shareholding in Bank of Ayudhya Public Company Limited (“Krungsri”), in Thailand.

Subject to satisfactory regulatory approvals, corporate approvals and fulfillment of certain conditions, BTMU will launch a Voluntary Tender Offer (“VTO”) for Krungsri shares at THB39 per share, aiming to take a majority stake in Krungsri. There is no minimum or maximum acceptance condition for the tender offer. If BTMU acquires expected maximum of approximately 75% of Krungsri’s total outstanding shares through the tender offer, the total purchase price will be approximately ¥560 billion based on the currency exchange rate of ¥3.16 to the Thai baht.

Krungsri is the fifth-largest commercial bank in Thailand offering diversified financial services while holding wide range of client base and market knowledge. As a part of a strategy designed to further develop BTMU’s business in Asia, the investment in Krungsri aims to establish a full-fledged commercial banking platform in Asia. The acquisition of Krungsri and BTMU’s existing branch in Thailand will mutually complement each other by providing comprehensive financial services for various local customers and multi-national corporate customers.